Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
March 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 9.93%
Basic Industry — 0.15%
Ivanhoe Mines 144A 2.50% exercise price $7.43, maturity date 4/15/26 #	84,000	$86,507
		86,507
Capital Goods — 0.34%
Chart Industries 144A 1.00% exercise price $58.72, maturity date 11/15/24 #	77,000	191,489
		191,489
Communications — 1.51%
Cable One 144A 1.125% exercise price $2,275.83, maturity date 3/15/28 #	70,000	70,875
DISH Network 3.375% exercise price $65.17, maturity date 8/15/26	163,000	157,099
InterDigital 2.00% exercise price $81.29, maturity date 6/1/24	156,000	166,441
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	178,000	174,974
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	78,000	77,184
Liberty Media 2.25% exercise price $32.97, maturity date 9/30/46	437,000	203,467
		850,040
Consumer Cyclical — 0.20%
Ford Motor 144A 0.00% exercise price $17.49, maturity date 3/15/26 #, ^	112,000	113,680
		113,680
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical — 2.41%
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	130,000	$131,872
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	182,000	185,796
Coherus Biosciences 144A 1.50% exercise price $19.26, maturity date 4/15/26 #	14,000	14,961
Collegium Pharmaceutical 2.625% exercise price $29.19, maturity date 2/15/26	99,000	107,955
FTI Consulting 2.00% exercise price $101.38, maturity date 8/15/23	123,000	179,949
Insulet 0.375% exercise price $226.73, maturity date 9/1/26	46,000	61,357
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	169,000	188,756
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	106,000	101,726
Jazz Investments I 144A 2.00% exercise price $155.81, maturity date 6/15/26 #	90,000	115,988
Neurocrine Biosciences 2.25% exercise price $75.92, maturity date 5/15/24	53,000	71,782
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	202,000	182,684

NQ-FL7 [3/21] 5/21 (1643608)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Repay Holdings 144A 0.00% exercise price $33.60, maturity date 2/1/26 #, ^	14,000	$13,755
		1,356,581
Electric — 0.41%
NextEra Energy Partners 144A 0.357% exercise price $76.16, maturity date 11/15/25 #, ^	56,000	60,305
NRG Energy 2.75% exercise price $45.94, maturity date 6/1/48	145,000	169,626
		229,931
Energy — 1.07%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	365,000	301,847
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	175,000	203,210
PDC Energy 1.125% exercise price $85.39, maturity date 9/15/21	93,000	93,116
		598,173
Real Estate Investment Trusts — 0.60%
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	199,000	205,726
Summit Hotel Properties 1.50% exercise price $11.99, maturity date 2/15/26	118,000	130,611
		336,337
Technology — 2.91%
Boingo Wireless 1.00% exercise price $42.32, maturity date 10/1/23	305,000	301,950
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Technology (continued)
Ceridian HCM Holding 144A 0.25% exercise price $132.20, maturity date 3/15/26 #	42,000	$40,635
CSG Systems International 4.25% exercise price $56.67, maturity date 3/15/36	162,000	170,100
Knowles 3.25% exercise price $18.43, maturity date 11/1/21	80,000	94,352
Microchip Technology 1.625% exercise price $94.40, maturity date 2/15/27	88,000	200,420
ON Semiconductor 1.625% exercise price $20.72, maturity date 10/15/23	86,000	178,504
Palo Alto Networks 0.75% exercise price $266.35, maturity date 7/1/23	106,000	140,397
Pluralsight 0.375% exercise price $38.76, maturity date 3/1/24	69,000	68,138
Quotient Technology 1.75% exercise price $17.36, maturity date 12/1/22	177,000	204,049
Synaptics 0.50% exercise price $73.02, maturity date 6/15/22	64,000	118,080
Travere Therapeutics 2.50% exercise price $38.80, maturity date 9/15/25	114,000	117,847
		1,634,472

2    NQ-FL7 [3/21] 5/21 (1643608)

	Principal amount°	Value (US $)
Convertible Bonds (continued)
Transportation — 0.33%
Seaspan 144A 3.75% exercise price $13.01, maturity date 12/15/25 #	155,000	$185,613
		185,613
Total Convertible Bonds (cost $5,022,822)		5,582,823

Corporate Bonds — 14.10%
Banking — 0.65%
Morgan Stanley 5.875% 9/15/26 μ, ψ	70,000	78,925
Natwest Group 8.625% 8/15/21 μ, ψ	200,000	205,194
Popular 6.125% 9/14/23	75,000	81,273
		365,392
Basic Industry — 1.15%
Allegheny Technologies 5.875% 12/1/27	40,000	41,475
Avient 144A 5.75% 5/15/25 #	17,000	18,084
Boise Cascade 144A 4.875% 7/1/30 #	33,000	34,629
Chemours
144A 5.75% 11/15/28 #	40,000	42,192
7.00% 5/15/25	10,000	10,295
Freeport-McMoRan
4.55% 11/14/24	25,000	27,378
5.45% 3/15/43	132,000	159,041

New Gold 144A 7.50% 7/15/27 #	40,000	41,553
Olin
5.00% 2/1/30	20,000	20,996
5.125% 9/15/27	60,000	62,175

PowerTeam Services 144A 9.033% 12/4/25 #	75,000	82,875
Standard Industries 144A 4.375% 7/15/30 #	40,000	40,421
Steel Dynamics 5.00% 12/15/26	65,000	68,356
		649,470
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods — 0.54%
Bombardier
144A 6.00% 10/15/22 #	30,000	$30,056
144A 7.875% 4/15/27 #	20,000	19,645

Crown Americas 4.25% 9/30/26	75,000	79,828
Reynolds Group Issuer 144A 4.00% 10/15/27 #	40,000	39,250
Terex
144A 5.00% 5/15/29 #	45,000	46,640
144A 5.625% 2/1/25 #	40,000	41,125

TransDigm 144A 6.25% 3/15/26 #	45,000	47,766
		304,310
Communications — 0.98%
Consolidated Communications
144A 5.00% 10/1/28 #	20,000	20,206
144A 6.50% 10/1/28 #	20,000	21,633

Frontier Communications 144A 5.875% 10/15/27 #	40,000	42,475
Level 3 Financing 144A 4.25% 7/1/28 #	155,000	156,908
Sprint 7.125% 6/15/24	80,000	92,201
T-Mobile USA
2.625% 4/15/26	20,000	20,413
3.375% 4/15/29	20,000	20,188
3.50% 4/15/31	15,000	15,131
Zayo Group Holdings
144A 4.00% 3/1/27 #	60,000	59,028
144A 6.125% 3/1/28 #	100,000	102,797
		550,980
Consumer Cyclical — 2.27%
Allison Transmission 144A 5.875% 6/1/29 #	60,000	65,681
Boyd Gaming 6.00% 8/15/26	60,000	62,621
Caesars Entertainment 144A 6.25% 7/1/25 #	80,000	85,382
NQ-FL7 [3/21] 5/21 (1643608)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Carnival
144A 5.75% 3/1/27 #	20,000	$20,550
144A 7.625% 3/1/26 #	60,000	64,533

Ford Motor 9.00% 4/22/25	35,000	42,434
Hilton Domestic Operating 144A 4.00% 5/1/31 #	55,000	55,103
Hilton Worldwide Finance 4.875% 4/1/27	70,000	73,194
Jaguar Land Rover Automotive 144A 5.875% 1/15/28 #	200,000	203,375
L Brands
6.875% 11/1/35	40,000	47,732
6.95% 3/1/33	29,000	32,407

Levi Strauss & Co. 144A 3.50% 3/1/31 #	37,000	35,751
MGM Growth Properties Operating Partnership 144A 3.875% 2/15/29 #	40,000	39,920
MGM Resorts International 4.75% 10/15/28	15,000	15,521
Murphy Oil USA
144A 3.75% 2/15/31 #	40,000	39,392
4.75% 9/15/29	183,000	192,574

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	45,000	45,281
Scientific Games International 144A 8.25% 3/15/26 #	24,000	25,781
Six Flags Entertainment 144A 4.875% 7/31/24 #	25,000	25,281
Wyndham Hotels & Resorts 144A 4.375% 8/15/28 #	101,000	102,351
		1,274,864
Consumer Non-Cyclical — 0.70%
JBS USA LUX 144A 6.50% 4/15/29 #	53,000	59,972
Kraft Heinz Foods
3.875% 5/15/27	40,000	43,598
5.20% 7/15/45	75,000	86,929

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Pilgrim's Pride 144A 5.875% 9/30/27 #	59,000	$63,304
Post Holdings 144A 5.50% 12/15/29 #	98,000	105,063
Primo Water Holdings 144A 5.50% 4/1/25 #	34,000	34,988
		393,854
Energy — 1.81%
Apache
4.75% 4/15/43	25,000	23,225
4.875% 11/15/27	20,000	20,530

Ascent Resources Utica Holdings 144A 7.00% 11/1/26 #	40,000	40,050
Cheniere Corpus Christi Holdings 5.875% 3/31/25	20,000	22,810
CNX Resources
144A 6.00% 1/15/29 #	40,000	41,642
144A 7.25% 3/14/27 #	20,000	21,507
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	30,000	29,531
144A 6.00% 2/1/29 #	5,000	4,934

DCP Midstream Operating 5.125% 5/15/29	60,000	63,908
EQM Midstream Partners
144A 4.75% 1/15/31 #	25,000	24,281
144A 6.50% 7/1/27 #	45,000	48,990
Genesis Energy
7.75% 2/1/28	65,000	65,101
8.00% 1/15/27	40,000	40,576
Murphy Oil
5.875% 12/1/27	26,000	25,504
6.375% 7/15/28	70,000	70,182

NuStar Logistics 5.625% 4/28/27	30,000	31,439

4    NQ-FL7 [3/21] 5/21 (1643608)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Occidental Petroleum
3.00% 2/15/27	20,000	$18,857
3.40% 4/15/26	20,000	19,445
3.50% 8/15/29	20,000	18,791
6.125% 1/1/31	35,000	38,713
6.45% 9/15/36	20,000	22,105
6.625% 9/1/30	35,000	39,386

PDC Energy 5.75% 5/15/26	48,000	49,848
Southwestern Energy 7.75% 10/1/27	38,000	40,684
Targa Resources Partners 5.375% 2/1/27	30,000	31,181
TechnipFMC 144A 6.50% 2/1/26 #	75,000	78,529
Western Midstream Operating 4.75% 8/15/28	80,000	83,800
		1,015,549
Financials — 1.45%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #, μ	200,000	208,750
Ally Financial
5.75% 11/20/25	100,000	113,677
8.00% 11/1/31	210,000	292,801

INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	200,000	200,250
		815,478
Healthcare — 1.19%
Bausch Health 144A 5.50% 11/1/25 #	80,000	82,270
Centene
3.375% 2/15/30	45,000	45,492
4.625% 12/15/29	30,000	32,508
144A 5.375% 8/15/26 #	60,000	63,444
CHS
144A 4.75% 2/15/31 #	15,000	14,672
144A 6.625% 2/15/25 #	25,000	26,438

DaVita 144A 4.625% 6/1/30 #	35,000	35,704
Encompass Health 4.75% 2/1/30	30,000	30,912
Hadrian Merger Sub 144A 8.50% 5/1/26 #	45,000	46,848
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)
HCA
5.375% 2/1/25	70,000	$78,190
5.875% 2/15/26	40,000	45,900

Hill-Rom Holdings 144A 4.375% 9/15/27 #	30,000	30,975
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	21,000	23,048
144A 7.375% 6/1/25 #	24,000	25,847

Service Corp. International 4.625% 12/15/27	36,000	38,003
Tenet Healthcare 144A 6.125% 10/1/28 #	45,000	47,025
		667,276
Insurance — 0.22%
HUB International 144A 7.00% 5/1/26 #	60,000	62,365
USI 144A 6.875% 5/1/25 #	60,000	61,237
		123,602
Media — 1.56%
AMC Networks 4.25% 2/15/29	70,000	68,163
CCO Holdings
144A 4.50% 5/1/32 #	100,000	101,375
144A 5.375% 6/1/29 #	30,000	32,209
144A 5.875% 5/1/27 #	95,000	98,135

CSC Holdings 144A 5.75% 1/15/30 #	200,000	210,900
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	41,000	41,839
Gray Television 144A 7.00% 5/15/27 #	55,000	59,881
Netflix 5.875% 11/15/28	80,000	96,865
Sinclair Television Group 144A 5.125% 2/15/27 #	45,000	44,016
Sirius XM Radio 144A 5.50% 7/1/29 #	75,000	81,234
Terrier Media Buyer 144A 8.875% 12/15/27 #	40,000	43,117
		877,734
NQ-FL7 [3/21] 5/21 (1643608)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts — 0.01%
Global Net Lease 144A 3.75% 12/15/27 #	8,000	$7,807
		7,807
Services — 0.65%
Aramark Services 144A 5.00% 2/1/28 #	65,000	67,535
GFL Environmental 144A 3.75% 8/1/25 #	15,000	15,253
H&E Equipment Services 144A 3.875% 12/15/28 #	25,000	24,344
Iron Mountain 144A 5.25% 3/15/28 #	60,000	62,437
Legends Hospitality Holding 144A 5.00% 2/1/26 #	30,000	30,563
Prime Security Services Borrower 144A 5.75% 4/15/26 #	70,000	75,831
United Rentals North America 3.875% 2/15/31	61,000	61,419
Univar Solutions USA 144A 5.125% 12/1/27 #	25,000	26,058
		363,440
Technology & Electronics — 0.28%
CommScope Technologies 144A 5.00% 3/15/27 #	25,000	24,813
Go Daddy Operating 144A 3.50% 3/1/29 #	45,000	44,297
SS&C Technologies 144A 5.50% 9/30/27 #	85,000	90,635
		159,745
Transportation — 0.32%
Delta Air Lines 7.375% 1/15/26	97,000	113,536
Mileage Plus Holdings 144A 6.50% 6/20/27 #	40,000	43,900
VistaJet Malta Finance 144A 10.50% 6/1/24 #	20,000	21,850
		179,286
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities — 0.32%
Calpine
144A 4.50% 2/15/28 #	16,000	$16,158
144A 5.00% 2/1/31 #	40,000	39,100
144A 5.25% 6/1/26 #	37,000	38,101

Edison International 5.375% 3/15/26 μ, ψ	40,000	40,652
PG&E 5.25% 7/1/30	45,000	47,756
		181,767
Total Corporate Bonds (cost $7,868,102)		7,930,554

US Treasury Obligations — 6.67%
US Treasury Bonds
1.125% 5/15/40	85,000	69,385
1.375% 8/15/50	5,000	3,903
1.875% 2/15/41	10,000	9,314
1.875% 2/15/51	10,000	8,877
2.00% 2/15/50	45,000	41,169
2.25% 8/15/49	85,000	82,226
2.75% 8/15/47	55,000	58,806
2.875% 5/15/43	50,000	54,719
2.875% 11/15/46	55,000	60,115
3.00% 5/15/42	30,000	33,517
3.00% 11/15/45	50,000	55,834
3.00% 8/15/48	30,000	33,677
3.375% 5/15/44	55,000	65,134
3.375% 11/15/48	65,000	78,093
4.375% 2/15/38	5,000	6,617
4.50% 2/15/36	5,000	6,617
4.50% 5/15/38	5,000	6,714
4.50% 8/15/39	30,000	40,647
4.75% 2/15/41	10,000	14,083
5.00% 5/15/37	10,000	14,045

US Treasury Floating Rate Notes 0.069% (USBMMY3M + 0.049%) 1/31/23 •	1,250,000	1,250,681
US Treasury Notes
0.125% 1/31/23	25,000	24,989
0.125% 3/31/23	10,000	9,994
0.375% 1/31/26	85,000	82,902
1.125% 2/15/31	85,000	80,318
2.25% 10/31/24	370,000	392,663
2.25% 11/15/27	235,000	248,820
2.625% 1/31/26	250,000	270,698
2.625% 2/15/29	120,000	129,827

6    NQ-FL7 [3/21] 5/21 (1643608)

	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
2.75% 2/15/28	125,000	$136,372
2.875% 5/31/25	340,000	370,500
5.375% 2/15/31	5,000	6,691
Total US Treasury Obligations (cost $3,965,081)		3,747,947
	Number of shares
Common Stock — 57.20%
Communication Services — 4.34%
Alphabet Class A †	13	26,813
Alphabet Class C †	37	76,539
AT&T	2,920	88,389
Comcast Class A	8,183	442,782
Facebook Class A †	340	100,140
KDDI	5,900	180,903
Orange	11,300	139,207
Publicis Groupe	3,100	189,185
Take-Two Interactive Software †	580	102,486
Verizon Communications	10,580	615,227
ViacomCBS Class B	610	27,511
Walt Disney †	2,442	450,598
		2,439,780
Consumer Discretionary — 6.08%
adidas AG †	480	149,843
Amazon.com †	115	355,819
Best Buy	1,040	119,402
Buckle	3,040	119,411
Dollar Tree †	4,200	480,732
eBay	2,120	129,829
H & M Hennes & Mauritz Class B †	5,060	113,993
Home Depot	750	228,938
Lowe's	3,420	650,416
MercadoLibre †	15	22,082
Newell Brands	3,390	90,784
Next †	500	54,220
Ross Stores	600	71,946
Sodexo †	1,730	165,913
Sturm Ruger & Co.	1,390	91,837
Swatch Group	725	208,568
TJX	1,820	120,393
Tractor Supply	740	131,039
Whirlpool	520	114,582
		3,419,747
Consumer Staples — 6.58%
Altria Group	2,420	123,807
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Staples (continued)
Archer-Daniels-Midland	7,700	$438,900
Asahi Group Holdings	3,000	126,394
Clorox	520	100,298
Colgate-Palmolive	710	55,969
Conagra Brands	12,500	470,000
Danone	3,895	267,208
Diageo	7,430	306,214
Essity Class B	3,630	114,676
Kao	2,300	151,907
Kellogg	1,170	74,061
Kimberly-Clark	630	87,602
Kirin Holdings	2,500	47,878
Koninklijke Ahold Delhaize	6,690	186,327
Kroger	830	29,872
Lawson	1,700	83,369
Mondelez International Class A	8,100	474,093
Nestle	2,270	252,999
Philip Morris International	1,400	124,236
Seven & i Holdings	4,500	181,382
		3,697,192
Energy — 1.10%
ConocoPhillips	7,749	410,465
Kinder Morgan	5,810	96,736
Williams	4,660	110,395
		617,596
Financials — 5.92%
AGNC Investment	5,140	86,146
American International Group	9,400	434,374
Ameriprise Financial	530	123,198
Artisan Partners Asset Management Class A	1,850	96,515
BlackRock	170	128,173
Discover Financial Services	4,600	436,954
Huntington Bancshares	4,160	65,395
Invesco	4,600	116,012
MetLife	9,287	564,557
Morgan Stanley	610	47,373
Principal Financial Group	1,860	111,526
Prudential Financial	1,220	111,142
S&P Global	300	105,861
Truist Financial	7,500	437,400
US Bancorp	8,400	464,604
		3,329,230
Healthcare — 9.04%
AbbVie	1,380	149,344
AmerisourceBergen	1,010	119,251
NQ-FL7 [3/21] 5/21 (1643608)    7

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Number of shares	Value (US $)
Common Stock (continued)
Healthcare (continued)
Amgen	540	$134,357
Cardinal Health	8,100	492,075
Cigna	1,900	459,306
CVS Health	6,300	473,949
Eli Lilly and Co.	480	89,674
Fresenius Medical Care AG & Co.	3,360	247,134
Humana	260	109,005
Johnson & Johnson	4,330	711,635
Merck & Co.	7,910	609,782
Molina Healthcare †	490	114,542
Novo Nordisk Class B	3,660	247,962
Pfizer	4,095	148,362
Roche Holding	685	221,376
Smith & Nephew	5,000	94,985
UnitedHealth Group	560	208,359
Viatris †	32,411	452,782
		5,083,880
Industrials — 4.36%
Caterpillar	2,003	464,436
Honeywell International	2,186	474,515
Lockheed Martin	310	114,545
Northrop Grumman	1,500	485,460
Raytheon Technologies	5,839	451,179
Secom	1,300	109,342
Securitas Class B	12,970	220,537
United Parcel Service Class B	770	130,892
		2,450,906
Information Technology — 11.41%
Adobe †	310	147,365
Amadeus IT Group †	1,540	109,044
Apple	4,890	597,313
Broadcom	1,370	635,214
Cisco Systems	11,390	588,977
Cognizant Technology Solutions Class A	6,078	474,813
Dropbox Class A †	4,050	107,973
Enphase Energy †	700	113,512
eXp World Holdings †	1,270	57,849
Fidelity National Information Services	3,064	430,829
HP	3,990	126,682
International Business Machines	1,020	135,925
Lam Research	245	145,834
Maxim Integrated Products	1,300	118,781
Microsoft	2,495	588,246
Monolithic Power Systems	290	102,431
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Motorola Solutions	2,500	$470,125
NetApp	1,810	131,533
NVIDIA	365	194,884
Oracle	6,300	442,071
Paychex	980	96,060
Paycom Software †	260	96,216
QUALCOMM	1,000	132,590
SAP	1,290	157,965
Western Union	4,140	102,092
Xilinx	880	109,032
		6,413,356
Materials — 1.44%
Air Liquide	1,430	233,601
Dow	1,890	120,846
DuPont de Nemours	5,900	455,952
		810,399
REIT Diversified — 0.11%
Alpine Income Property Trust	119	2,066
Colony Capital †	3,663	23,736
Lexington Realty Trust	3,122	34,685
		60,487
REIT Healthcare — 0.82%
Alexandria Real Estate Equities	400	65,720
CareTrust REIT	870	20,258
Healthcare Realty Trust	3	91
Healthcare Trust of America Class A	1,363	37,591
Healthpeak Properties	1,055	33,486
Medical Properties Trust	4,967	105,698
National Health Investors	270	19,516
Omega Healthcare Investors	2,380	87,179
Ventas	639	34,084
Welltower	785	56,230
		459,853
REIT Hotel — 0.29%
Chatham Lodging Trust †	1,185	15,594
Gaming and Leisure Properties	541	22,955
Host Hotels & Resorts †	921	15,519
VICI Properties	3,892	109,910
		163,978
REIT Industrial — 0.57%
Americold Realty Trust	689	26,506
Duke Realty	1,457	61,092
Prologis	2,057	218,042

8    NQ-FL7 [3/21] 5/21 (1643608)

	Number of shares	Value (US $)
Common Stock (continued)
REIT Industrial (continued)
Terreno Realty	287	$16,580
		322,220
REIT Information Technology — 0.59%
CyrusOne	358	24,244
Digital Realty Trust	726	102,250
Equinix	239	162,422
QTS Realty Trust Class A	674	41,815
		330,731
REIT Mall — 0.35%
Simon Property Group	1,722	195,912
		195,912
REIT Manufactured Housing — 0.15%
Equity LifeStyle Properties	551	35,066
Sun Communities	330	49,513
		84,579
REIT Multifamily — 1.30%
American Homes 4 Rent Class A	689	22,971
Apartment Income REIT	303	12,956
Apartment Investment and Management Class A	303	1,861
AvalonBay Communities	330	60,888
Camden Property Trust	251	27,587
Equity Residential	7,142	511,582
Essex Property Trust	222	60,349
UDR	779	34,167
		732,361
REIT Office — 0.28%
Boston Properties	514	52,048
Cousins Properties	864	30,543
Douglas Emmett	331	10,393
Highwoods Properties	900	38,646
Postal Realty Trust Class A	1,228	21,097
SL Green Realty	95	6,649
		159,376
REIT Self-Storage — 0.41%
CubeSmart	349	13,203
Extra Space Storage	536	71,047
Life Storage	349	29,996
National Storage Affiliates Trust	674	26,913
Public Storage	361	89,080
		230,239
REIT Shopping Center — 0.44%
Agree Realty	377	25,376
Brixmor Property Group	1,972	39,893
	Number of shares	Value (US $)
Common Stock (continued)
REIT Shopping Center (continued)
Federal Realty Investment Trust	159	$16,130
Kimco Realty	1,059	19,856
Regency Centers	632	35,841
Retail Opportunity Investments	1,239	19,663
SITE Centers	2,435	33,019
Urban Edge Properties	1,561	25,788
Weingarten Realty Investors	1,175	31,619
		247,185
REIT Single Tenant — 0.29%
Four Corners Property Trust	586	16,056
National Retail Properties	614	27,059
Realty Income	1,114	70,739
Spirit Realty Capital	476	20,230
STORE Capital	957	32,060
		166,144
REIT Specialty — 0.42%
Invitation Homes	2,371	75,848
Iron Mountain	3,110	115,101
Outfront Media †	1,153	25,170
WP Carey	287	20,308
		236,427
Utilities — 0.91%
Edison International	7,800	457,080
PPL	1,880	54,219
		511,299
Total Common Stock (cost $28,555,436)		32,162,877

Convertible Preferred Stock — 2.36%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	102	195,962
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	2,034	113,268
Bank of America 7.25% exercise price $50.00 **	78	109,044
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	4,969	249,096
NQ-FL7 [3/21] 5/21 (1643608)    9

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Number of shares	Value (US $)

Convertible Preferred Stock (continued)
Elanco Animal Health 5.00% exercise price $38.40, maturity date 2/1/23	3,402	$156,084
Essential Utilities 6.00% exercise price $42.29, maturity date 4/30/22	2,550	145,835
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 **	243	257,702
QTS Realty Trust 6.50% exercise price $46.72 **	700	98,357
Total Convertible Preferred Stock (cost $1,191,239)		1,325,348

Exchange-Traded Funds — 8.64%
iShares Core MSCI Emerging Markets ETF	27,430	1,765,395
iShares MSCI EAFE ETF	10	759
iShares Russell 1000 Growth ETF	10,040	2,440,122
iShares Trust iShares ESG Aware MSCI EAFE ETF	480	36,432
Vanguard FTSE Developed Markets ETF	20	982
Vanguard Mega Cap Growth ETF	2,960	612,927
Total Exchange-Traded Funds (cost $4,342,213)		4,856,617

Short-Term Investments — 1.17%
Money Market Mutual Funds — 1.17%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	164,163	164,163
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	164,163	164,163
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	164,163	164,163
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	164,163	$164,163
Total Short-Term Investments (cost $656,652)		656,652

Total Value of Securities—100.07% (cost $51,601,545)		56,262,818
Liabilities Net of Receivables and Other Assets—(0.07)%		(37,700)
Net Assets Applicable to 4,272,605 Shares Outstanding—100.00%		$56,225,118
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $5,783,460, which represents 10.29% of the Series' net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
**	Perpetual security with no stated maturity date.

10    NQ-FL7 [3/21] 5/21 (1643608)

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CHF	1,519	USD	(1,615)	4/1/21	$—	$(7)
BNYM	DKK	(15,630)	USD	2,459	4/6/21	—	(5)
BNYM	GBP	12,995	USD	(17,853)	4/1/21	63	—
BNYM	GBP	21,650	USD	(29,908)	4/6/21	—	(60)
BNYM	JPY	(64,350)	USD	583	4/1/21	2	—
BNYM	SEK	(17,151)	USD	1,964	4/6/21	—	—
Total Foreign Currency Exchange Contracts						$65	$(72)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
3	US Treasury 2 yr Notes	$662,180	$662,843	6/30/21	$(663)	$(141)
2	US Treasury 3 yr Notes	463,765	465,614	6/30/21	(1,849)	(203)
Total Futures Contracts			$1,128,457		$(2,512)	$(344)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Series' net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
Summary of abbreviations: (continued)
REIT – Real Estate Investment Trust
S&P – Standard & Poor’s Financial Services LLC
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
CHF – Swiss Franc
DKK – Danish Krone
GBP – British Pound Sterling
JPY – Japanese Yen
SEK – Swedish Krona
USD – US Dollar

NQ-FL7 [3/21] 5/21 (1643608)    11